                     SUPPLEMENT DATED DECEMBER 15, 2009 TO

                       PROSPECTUS DATED MAY 1, 2009 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. GENWORTH VARIABLE INSURANCE TRUST

The following updates and changes regarding the Genworth Variable Insurance Trust will be made and will be reflected in your prospectus.

    A. SERVICE SHARES DESIGNATION ADDED TO ALL GENWORTH VARIABLE INSURANCE TRUST PORTFOLIOS.

       The Genworth Variable Insurance Trust has added the "Service Shares" designation to the Genworth Variable Insurance Trust Portfolios that are available as investment options under your contract. Any reference in the prospectus to a Genworth Variable Insurance Trust Portfolio is revised, therefore, to include the "Service Shares" designation.

    B. NEW INVESTMENT OBJECTIVE AND NAME FOR THE GENWORTH LEGG MASON WESTERN ASSET CORE PLUS BOND FUND.

       The name of the Genworth Legg Mason Western Asset Core Plus Bond Fund has been changed to the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares. Genworth Financial Wealth Management, Inc. will remain the investment adviser to the Portfolio and Goldman Sachs Asset Management, L.P. will become the Portfolio's subadviser. The Portfolio's investment objective will be changed as indicated below.

--------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INVESTING IN                INVESTMENT OBJECTIVE                   ADVISER AND SUBADVISER
--------------------------------------------------------------------------------------------------------------------
Genworth Goldman Sachs Enhanced Core   The fund's investment objective is to  Genworth Financial Wealth Management,
Bond Index Fund -- Service Shares      seek to outperform the total return    Inc. (subadvised by Goldman Sachs
(formerly, Genworth Legg Mason         performance of the Barclays Capital    Asset Management, L.P.)
Western Asset Core Plus Bond Fund)     Aggregate Bond Index (the "Bond
                                       Index") while maintaining a risk
                                       level commensurate with the Bond
                                       Index.
--------------------------------------------------------------------------------------------------------------------

       All references to the Portfolio in the prospectus are revised accordingly.

19776NY SUPPC 12/15/09

2. THE ASSET ALLOCATION PROGRAM -- PERIODIC UPDATE OF ASSET ALLOCATION MODELS EFFECTIVE CLOSE OF BUSINESS ON FEBRUARY 12, 2010.

       The supplement also serves as notice that, effective close of business on February 12, 2010, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program available in your contract will be updated. As discussed in your prospectus, when your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing). Please refer to the "Periodic Updates of Asset Allocation Models and Notices of Updates" provision in the "Asset Allocation Program" section of your prospectus for more information.

       The table with the Asset Allocation Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, which is in the "Asset Allocation Program" section of your prospectus, is replaced with the following two tables (one with current allocations and the other with allocations that will be in effect after the close of business on February 12, 2010).

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

         EFFECTIVE THROUGH THE CLOSE OF BUSINESS ON FEBRUARY 12, 2010

                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares     2%      4%      6%      8%     10%
                             ----------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                 2%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      3%      5%      6%      8%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                    2%      3%      5%      7%      8%
---------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                            3%      6%      8%     11%     13%
                             ----------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares         2%      5%      7%     10%     12%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                    1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth VIT Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares                 1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares     0%      1%      1%      2%      3%
---------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares         1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     AIM V.I. International Growth
                             Fund -- Series II shares          1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                           1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth VIT Genworth
                             Thornburg International Value
                             Fund -- Service Shares            1%      1%      2%      2%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                        1%      2%      4%      5%      6%
---------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap        Genworth VIT Genworth Putnam
                             International Capital
                             Opportunities Fund -- Service
                             Shares                            1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                         0%      0%      1%      1%      1%
---------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                    0%      1%      1%      2%      2%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Long Duration                PIMCO VIT Long-Term U.S.
                             Government Portfolio --
                             Administrative Class Shares       4%      3%      2%      1%      0%
---------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares     10%      7%      5%      2%      0%
                             ----------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                     10%      8%      5%      3%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     32%     24%     16%      8%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II      16%     12%      8%      4%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      4%      3%      2%      1%      0%
---------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                       4%      3%      2%      1%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

          EFFECTIVE AFTER THE CLOSE OF BUSINESS ON FEBRUARY 12, 2010

                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos
                             Growth Fund -- Service Shares     1%      2%      3%      4%      4%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Legg
                             Mason ClearBridge Aggressive
                             Growth Fund -- Service Shares     1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Janus Aspen Forty Portfolio
                             -- Service Shares                 1%      2%      3%      4%      4%
---------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual
                             Shares Securities Fund --
                             Class 2 Shares                    1%      2%      4%      5%      5%
                             ----------------------------------------------------------------------
                             Genworth VIT Genworth Eaton
                             Vance Large Cap Value Fund --
                             Service Shares                    1%      2%      3%      5%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO
                             StocksPLUS Fund -- Service
                             Shares                            4%      8%     12%     15%     24%
                             ----------------------------------------------------------------------
                             Oppenheimer Main Street
                             Fund/VA -- Service Shares         4%      8%     12%     15%     24%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series
                             Federated Kaufmann Fund II --
                             Service Shares                    1%      2%      3%      4%      4%
---------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth VIT Genworth
                             Columbia Mid Cap Value Fund
                             -- Service Shares                 1%      2%      3%      4%      4%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund/VA -- Service Shares     0%      1%      1%      2%      2%
---------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities
                             Fund/VA -- Service Shares         1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     AIM V.I. International Growth
                             Fund -- Series II shares          1%      2%      2%      3%      3%
                             ----------------------------------------------------------------------
                             Columbia Marsico
                             International Opportunities
                             Fund, Variable Series --
                             Class B                           1%      1%      2%      2%      2%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth VIT Genworth
                             Thornburg International Value
                             Fund -- Service Shares            1%      2%      2%      3%      3%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein
                             International Value Portfolio
                             -- Class B                        1%      1%      2%      2%      2%
---------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap        Genworth VIT Genworth Putnam
                             International Capital
                             Opportunities Fund -- Service
                             Shares                            0%      0%      1%      2%      2%
---------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural
                             Resources Portfolio -- Class
                             II Shares                         0%      1%      1%      1%      1%
---------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real
                             Estate Securities Fund --
                             Class 1 Shares                    0%      0%      0%      1%      1%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman
                             Sachs Enhanced Core Bond
                             Index Fund -- Service Shares     20%     15%     10%      3%      0%
                             ----------------------------------------------------------------------
                             PIMCO VIT Total Return
                             Portfolio -- Administrative
                             Class Shares                     20%     15%     10%      2%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     31%     21%     11%      4%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II       5%      5%      5%      5%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      2%      2%      2%      3%      0%
---------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                       2%      2%      2%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------